Cover Page	Jun. 09, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 09, 2020
Entity Registrant Name	Supernus Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Name	001-35518
Entity Tax Identification Number	20-2590184
Entity Address, Address Line One	9715 Key West Avenue
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	838-2500
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SUPN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001356576